Exhibit 99.1 Schedule 3

Data Compare

Marketing ID	Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
49	XXXX	XXXX		Residual Income	XXXX	XXXX	XXXX	24.28653%	Total verified monthly income equals $11,796.59, monthly PITIA equals $3,037.91 and all other debts equal $1,454.00. Residual income is $7,304.68.	Initial
63	XXXX	XXXX		Residual Income	XXXX	XXXX	XXXX	6.44082%	Total verified monthly income equals $24,344.40, monthly net rental income loss equals $2,790.80 and all other debts equal $8,066.27. Residual income is $13,487.33.	Initial
64	XXXX	XXXX		Residual Income	XXXX	XXXX	XXXX	4.87685%	Total verified monthly income equals $24,344.40, monthly net rental income loss equals $3,451.55 and all other debts equal $7,577.15. Residual income is $13,315.70.	Initial
126	XXXX	XXXX		Residual Income	XXXX	XXXX	XXXX	38.94605%	Total verified monthly income equals $6,409.72, monthly PITIA equals $1,851.03 and all other debts equal $46.00. Residual income is $4,512.69.	Initial
132	XXXX	XXXX		Property Postal Code	XXXX	XXXX	XXXX		Note dated xx/xx/xx reflects property postal code as xx.	Initial
255	XXXX	XXXX		Residual Income	XXXX	XXXX	XXXX	-5.78821%	Total verified monthly income equals $25,128.00, monthly PITIA equals $3,995.68 and all other debts equal $2,040.00. Residual income is $19,092.32.	Initial
603	XXXX	XXXX		Residual Income	XXXX	XXXX	XXXX	7.59372%	Total verified monthly income equals $41,259.00, monthly net rental income loss equals $2,391.42 and all other debts equal $14,075.49. Residual income is $24,792.09.	Initial